UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Cash Reserves Federal Money Market Fund Admiral™ Shares - VMRXX

Federal Money Market Fund Investor Shares - VMFXX

Vanguard Cash Reserves Federal Money Market Fund

Admiral™ Shares (VMRXX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$120,752
Number of Portfolio Holdings	274

Distribution by Effective Maturity % of Net Assets (as of February 28, 2026)

Table Summary
1 to 7 Days	40.1%
8 to 30 Days	12.5%
31 to 60 Days	27.0%
61 to 90 Days	10.8%
91 to 180 Days	11.2%
Over 180 Days	2.0%
Other Assets and Liabilities—Net	(3.6%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR66

Vanguard Federal Money Market Fund

Investor Shares (VMFXX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$374,221
Number of Portfolio Holdings	274

Distribution by Effective Maturity % of Net Assets (as of February 28, 2026)

Table Summary
1 to 7 Days	42.1%
8 to 30 Days	11.5%
31 to 60 Days	26.3%
61 to 90 Days	9.9%
91 to 180 Days	11.8%
Over 180 Days	2.0%
Other Assets and Liabilities—Net	(3.6%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR33

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard Cash Reserves Federal Money Market Fund

Contents
Financial Statements	1

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (39.1%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	3.670%	7/1/2026	12,221	12,221
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	4/2/2026	19,966	19,966
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	5/5/2026	31,390	31,390
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	6/23/2026	21,986	21,986
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	7/13/2026	96,000	96,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	7/29/2026	3,795	3,795
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	8/4/2026	12,620	12,620
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	3.680%	4/2/2026	11,368	11,368
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	3.680%	6/5/2026	20,055	20,055
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	3/2/2026	24,505	24,505
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	3/30/2026	50,009	50,009
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	8/20/2026	28,000	28,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.020%	3.690%	3/26/2026	25,112	25,112
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	3.755%	8/7/2026	13,180	13,184
	Federal Farm Credit Discount Notes	3.604%	4/2/2026	150,000	149,525
	Federal Farm Credit Discount Notes	3.707%	4/6/2026	5,024	5,006
	Federal Farm Credit Discount Notes	3.864%	4/7/2026	13,100	13,050
	Federal Farm Credit Discount Notes	3.594%	5/29/2026	20,930	20,748
	Federal Farm Credit Discount Notes	3.595%	6/1/2026	9,850	9,762
	Federal Farm Credit Discount Notes	3.599%	6/8/2026	20,930	20,728
	Federal Farm Credit Discount Notes	3.600%	6/11/2026	24,600	24,355
	Federal Home Loan Banks	3.600%	4/27/2026	2,450,000	2,449,273
	Federal Home Loan Banks	3.600%	5/4/2026	505,000	504,826
	Federal Home Loan Banks	3.600%	5/6/2026	1,000,000	999,640
	Federal Home Loan Banks	3.600%	5/11/2026	291,000	290,883
	Federal Home Loan Banks	3.550%	6/9/2026	693,150	692,891
	Federal Home Loan Banks	3.620%	7/10/2026	586,890	586,890
	Federal Home Loan Banks	3.620%	7/13/2026	557,300	557,300
	Federal Home Loan Banks	3.620%	7/14/2026	123,850	123,850
	Federal Home Loan Banks	3.670%	8/20/2026	297,955	297,955
	Federal Home Loan Banks	3.670%	8/21/2026	597,085	597,083
	Federal Home Loan Banks	3.670%	8/21/2026	298,105	298,105
[3]	Federal Home Loan Banks	3.743%	9/2/2026	254,075	254,075
[3]	Federal Home Loan Banks	3.741%	9/3/2026	695,600	695,600
[3]	Federal Home Loan Banks	3.742%	9/3/2026	248,430	248,430
[3]	Federal Home Loan Banks	3.735%	9/4/2026	833,030	833,030
	Federal Home Loan Banks Discount Notes	3.838%–4.016%	3/2/2026	464,275	464,226
	Federal Home Loan Banks Discount Notes	3.651%	3/3/2026	47,600	47,590
	Federal Home Loan Banks Discount Notes	3.573%–4.012%	3/4/2026	881,244	880,969
	Federal Home Loan Banks Discount Notes	3.484%	3/5/2026	79,202	79,170
	Federal Home Loan Banks Discount Notes	3.487%–3.818%	3/6/2026	811,498	811,089
	Federal Home Loan Banks Discount Notes	3.315%–3.425%	3/10/2026	449,777	449,376
	Federal Home Loan Banks Discount Notes	3.455%–3.818%	3/11/2026	1,167,436	1,166,257
	Federal Home Loan Banks Discount Notes	3.541%–3.615%	3/13/2026	140,381	140,213
	Federal Home Loan Banks Discount Notes	3.543%–3.827%	3/18/2026	470,807	469,987
	Federal Home Loan Banks Discount Notes	3.522%–3.827%	3/19/2026	487,457	486,567
	Federal Home Loan Banks Discount Notes	3.554%–3.809%	3/20/2026	696,767	695,432
	Federal Home Loan Banks Discount Notes	3.684%	3/23/2026	237,933	237,405
	Federal Home Loan Banks Discount Notes	3.563%–3.653%	3/25/2026	323,612	322,836
	Federal Home Loan Banks Discount Notes	3.475%–3.686%	3/27/2026	353,400	352,478
	Federal Home Loan Banks Discount Notes	3.807%–3.813%	3/30/2026	602,085	600,284
	Federal Home Loan Banks Discount Notes	3.814%	3/31/2026	103,110	102,790
	Federal Home Loan Banks Discount Notes	3.581%	4/1/2026	184,199	183,622
	Federal Home Loan Banks Discount Notes	3.454%–3.704%	4/6/2026	324,934	323,752
	Federal Home Loan Banks Discount Notes	3.466%–3.704%	4/8/2026	736,548	733,719
	Federal Home Loan Banks Discount Notes	3.807%	4/9/2026	21,449	21,362
	Federal Home Loan Banks Discount Notes	3.574%–3.646%	4/10/2026	1,300,469	1,295,306
	Federal Home Loan Banks Discount Notes	3.799%	4/13/2026	21,449	21,354
	Federal Home Loan Banks Discount Notes	3.576%–3.646%	4/15/2026	455,969	453,936
	Federal Home Loan Banks Discount Notes	3.606%–3.646%	4/17/2026	485,734	483,430
	Federal Home Loan Banks Discount Notes	3.613%–3.623%	4/22/2026	207,943	206,857
	Federal Home Loan Banks Discount Notes	3.518%–3.636%	4/24/2026	256,888	255,498
	Federal Home Loan Banks Discount Notes	3.613%	4/30/2026	2,000,000	1,988,167
	Federal Home Loan Banks Discount Notes	3.669%	5/1/2026	57,018	56,668
	Federal Home Loan Banks Discount Notes	3.628%	5/6/2026	271,556	269,751
	Federal Home Loan Banks Discount Notes	3.586%–3.671%	5/8/2026	462,911	459,743
	Federal Home Loan Banks Discount Notes	3.553%	5/11/2026	198,006	196,624
	Federal Home Loan Banks Discount Notes	3.664%–3.674%	5/15/2026	102,652	101,877
	Federal Home Loan Banks Discount Notes	3.664%	5/22/2026	703,000	697,203
	Federal Home Loan Banks Discount Notes	3.661%	5/27/2026	84,317	83,580
	Federal Home Loan Banks Discount Notes	3.658%–3.659%	5/29/2026	166,101	164,617
1

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	3.677%	6/3/2026	24,361	24,131
	Federal Home Loan Banks Discount Notes	3.694%–3.708%	6/10/2026	163,891	162,234
	Federal Home Loan Banks Discount Notes	3.576%–3.588%	6/12/2026	80,349	79,537
	Federal Home Loan Banks Discount Notes	3.584%–3.673%	6/17/2026	190,545	188,497
	Federal Home Loan Banks Discount Notes	3.520%–3.675%	6/22/2026	103,945	102,787
	Federal Home Loan Banks Discount Notes	3.522%	6/24/2026	27,133	26,829
	Federal Home Loan Banks Discount Notes	3.524%–3.668%	6/26/2026	111,816	110,528
	Federal Home Loan Banks Discount Notes	3.551%	6/29/2026	500,000	494,167
	Federal Home Loan Banks Discount Notes	3.564%	7/1/2026	99,651	98,462
	Federal Home Loan Banks Discount Notes	3.539%–3.623%	7/8/2026	126,766	125,160
	Federal Home Loan Banks Discount Notes	3.540%	7/9/2026	186,161	183,785
	Federal Home Loan Banks Discount Notes	3.626%	7/14/2026	383,420	378,337
	Federal Home Loan Banks Discount Notes	3.627%	7/16/2026	383,420	378,262
	Federal Home Loan Banks Discount Notes	3.547%–3.624%	7/17/2026	196,548	193,888
	Federal Home Loan Banks Discount Notes	3.639%	7/22/2026	19,832	19,553
	Federal Home Loan Banks Discount Notes	3.759%	7/24/2026	6,036	5,948
	Federal Home Loan Banks Discount Notes	3.568%–3.629%	8/14/2026	73,536	72,337
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	485,870	485,870
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	457,930	457,930
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	304,290	304,290
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	297,255	297,255
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	255,255	255,255
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	206,400	206,400
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	124,985	124,985
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	124,730	124,730
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	103,420	103,420
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	99,110	99,110
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	76,400	76,400
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	62,465	62,465
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	51,690	51,690
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	51,050	51,050
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	587,360	587,360
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	499,950	499,950
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	383,420	383,420
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	383,420	383,420
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	326,810	326,810
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	313,470	313,470
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	204,330	204,330
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	204,200	204,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	199,485	199,485
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	198,220	198,220
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	198,160	198,160
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	155,130	155,130
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	155,130	155,130
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	154,960	154,960
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	149,305	149,305
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	148,630	148,630
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	124,925	124,925
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	121,465	121,465
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	100,705	100,705
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	99,115	99,115
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	97,120	97,120
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	62,465	62,465
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	49,875	49,875
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	19,905	19,905
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	14,930	14,930
[2,3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/3/2026	243,815	243,815
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	822,350	822,350
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	590,275	590,275
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	532,805	532,805
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	500,690	500,690
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	499,875	499,875
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	488,000	488,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	454,170	454,169
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	398,970	398,970
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	360,135	360,135
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	350,980	350,980
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	303,570	303,570
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	281,000	281,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	262,000	262,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	258,845	258,845
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	247,430	247,430
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	208,980	208,980
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	204,205	204,205
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	184,715	184,715
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	145,705	145,705
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	124,790	124,790
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	112,080	112,080
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	104,780	104,780
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	100,140	100,140
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	99,810	99,810
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	65,920	65,918
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	59,000	59,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	51,720	51,720
2

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	49,905	49,905
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	33,895	33,894
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	19,000	19,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	281,000	281,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	206,000	206,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	204,235	204,235
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	199,485	199,485
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	199,030	199,030
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	141,000	141,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	121,450	121,450
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	49,555	49,555
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	35,720	35,720
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	19,420	19,420
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.685%	3/2/2026	51,445	51,445
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.685%	3/2/2026	51,000	51,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	51,415	51,415
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	50,000	50,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	49,145	49,145
[2]	Federal Home Loan Banks, SOFR + 0.150%	3.820%	3/2/2026	251,685	251,685
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	410,000	410,000
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	270,380	270,380
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	150,720	150,720
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	150,720	150,720
[3,4]	Federal Home Loan Mortgage Corp.	3.735%	9/4/2026	341,280	341,280
[2,4]	Federal National Mortgage Association, SOFR + 0.140%	3.810%	12/11/2026	39,415	39,415
[4]	Freddie Mac Discount Notes	3.753%	3/2/2026	29,880	29,877
[4]	Freddie Mac Discount Notes	3.548%	3/18/2026	16,050	16,023
Total U.S. Government Agency Debt (Cost $47,174,279)					47,174,279
U.S. Treasury Debt (37.7%)
	United States Treasury Bill	3.528%–3.691%	3/5/2026	1,966,196	1,965,389
	United States Treasury Bill	3.533%	3/12/2026	1,425,784	1,424,200
	United States Treasury Bill	3.370%	3/17/2026	1,221,415	1,219,461
	United States Treasury Bill	3.526%–3.538%	3/19/2026	2,215,071	2,211,080
	United States Treasury Bill	3.665%	3/24/2026	808,330	806,393
	United States Treasury Bill	3.403%	3/31/2026	1,306,815	1,302,856
	United States Treasury Bill	3.497%–3.538%	4/2/2026	3,125,356	3,115,341
	United States Treasury Bill	3.398%–3.556%	4/7/2026	4,029,580	4,014,557
	United States Treasury Bill	3.533%–3.756%	4/9/2026	3,022,687	3,010,744
	United States Treasury Bill	3.398%–3.527%	4/14/2026	3,085,067	3,071,439
	United States Treasury Bill	3.536%–3.766%	4/16/2026	1,244,821	1,239,052
	United States Treasury Bill	3.398%–3.457%	4/21/2026	3,526,202	3,508,361
	United States Treasury Bill	3.398%–3.472%	4/28/2026	3,138,607	3,120,786
	United States Treasury Bill	3.457%	5/5/2026	1,829,000	1,817,310
	United States Treasury Bill	3.761%	5/7/2026	1,227,000	1,218,551
	United States Treasury Bill	3.566%	5/14/2026	1,213,000	1,204,024
	United States Treasury Bill	3.688%	5/21/2026	86,213	85,507
	United States Treasury Bill	3.497%	5/26/2026	1,211,000	1,200,643
	United States Treasury Bill	3.709%	5/28/2026	612,000	606,510
	United States Treasury Bill	3.507%	6/2/2026	608,000	602,361
	United States Treasury Bill	3.691%–3.694%	6/4/2026	975,660	966,302
	United States Treasury Bill	3.637%	6/11/2026	2,454,884	2,429,983
	United States Treasury Bill	3.549%	6/18/2026	610,000	603,545
	United States Treasury Bill	3.534%	7/2/2026	594,189	587,084
	United States Treasury Bill	3.544%	7/16/2026	608,000	599,925
	United States Treasury Bill	3.580%	7/30/2026	1,210,000	1,192,110
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	3.773%	3/3/2026	153,000	152,995
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.782%	3/3/2026	631,231	630,863
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	3.805%	3/3/2026	1,055,818	1,055,719
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	3.828%	3/3/2026	147,384	147,532
	United States Treasury Note/Bond	0.750%	5/31/2026	40,707	40,414
	United States Treasury Note/Bond	2.125%	5/31/2026	101,667	101,278
	United States Treasury Note/Bond	4.875%	5/31/2026	316,760	317,628
Total U.S. Treasury Debt (Cost $45,569,943)					45,569,943
U.S. Treasury Repurchase Agreements (26.8%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 2/27/2026, Repurchase Value $961,293, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 8/27/2026–7/31/2030, with a value of $980,220)	3.660%	3/2/2026	961,000	961,000
	Banco Santander SA (Dated 2/27/2026, Repurchase Value $300,092, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 7/31/2026–5/15/2054, with a value of $306,000)	3.660%	3/2/2026	300,000	300,000
	Bank of Montreal (Dated 2/27/2026, Repurchase Value $18,005, collateralized by U.S. Treasury Obligations 0.000%, 5/12/2026–6/11/2026, with a value of $18,360)	3.660%	3/2/2026	18,000	18,000
	Bank of Nova Scotia (Dated 2/27/2026, Repurchase Value $301,092, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 3/15/2026–2/15/2050, with a value of $307,020)	3.660%	3/2/2026	301,000	301,000
	Barclays Bank plc (Dated 2/27/2026, Repurchase Value $603,184, collateralized by U.S. Treasury Obligations 1.750%–4.875%, 12/31/2026–8/15/2052, with a value of $615,060)	3.670%	3/2/2026	603,000	603,000
	Barclays Bank plc (Dated 1/29/2026, Repurchase Value $787,906, collateralized by U.S. Treasury Obligations 0.500%–4.750%, 11/30/2026–8/15/2055, with a value of $799,680)	3.660%	3/19/2026	784,000	784,000
3

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 1/22/2026, Repurchase Value $533,229, collateralized by U.S. Treasury Obligations 0.125%–3.750%, 4/15/2026–8/31/2026, with a value of $540,600)	3.655%	3/23/2026	530,000	530,000
BNP Paribas Securities Corp. (Dated 1/21/2026, Repurchase Value $298,839, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 5/12/2026–11/15/2054, with a value of $302,940)	3.655%	3/23/2026	297,000	297,000
BNP Paribas Securities Corp. (Dated 1/30/2026, Repurchase Value $974,804, collateralized by U.S. Treasury Obligations 0.125%–3.875%, 4/15/2026–2/15/2053, with a value of $988,380)	3.655%	3/30/2026	969,000	969,000
BNP Paribas Securities Corp. (Dated 1/28/2026, Repurchase Value $470,894, collateralized by U.S. Treasury Obligations 0.000%–6.750%, 4/2/2026–2/15/2027, with a value of $477,360)	3.650%	3/30/2026	468,000	468,000
BNP Paribas Securities Corp. (Dated 2/3/2026, Repurchase Value $201,179, collateralized by U.S. Treasury Obligations 1.000%–4.375%, 5/15/2034–2/15/2049, with a value of $204,000)	3.660%	4/2/2026	200,000	200,000
BNP Paribas Securities Corp. (Dated 2/9/2026, Repurchase Value $201,193, collateralized by U.S. Treasury Obligations 0.125%–4.125%, 9/30/2026–2/15/2049, with a value of $204,000)	3.640%	4/9/2026	200,000	200,000
BNP Paribas Securities Corp. (Dated 2/17/2026, Repurchase Value $361,150, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 4/15/2026–2/15/2043, with a value of $366,180)	3.655%	4/17/2026	359,000	359,000
BNP Paribas Securities Corp. (Dated 2/23/2026, Repurchase Value $559,344, collateralized by U.S. Treasury Obligations 0.000%–0.125%, 10/15/2026–11/27/2026, with a value of $567,120)	3.670%	4/23/2026	556,000	556,000
BNP Paribas Securities Corp. (Dated 2/24/2026, Repurchase Value $199,189, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 4/28/2026–2/15/2049, with a value of $201,960)	3.665%	4/24/2026	198,000	198,000
BNP Paribas Securities Corp. (Dated 2/27/2026, Repurchase Value $386,300, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 4/9/2026–2/15/2056, with a value of $391,680)	3.655%	4/27/2026	384,000	384,000
Canadian Imperial Bank of Commerce (Dated 2/23/2026, Repurchase Value $147,209, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 3/31/2026–2/15/2055, with a value of $149,940)	3.660%	3/9/2026	147,000	147,000
Canadian Imperial Bank of Commerce (Dated 1/29/2026, Repurchase Value $1,181,858, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 3/19/2026–8/15/2054, with a value of $1,199,520)	3.660%	3/19/2026	1,176,000	1,176,000
Canadian Imperial Bank of Commerce (Dated 2/17/2026, Repurchase Value $240,434, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 3/31/2026–5/15/2055, with a value of $243,780)	3.660%	4/17/2026	239,000	239,000
Citigroup Global Markets Ltd. (Dated 2/27/2026, Repurchase Value $1,074,328, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 8/15/2030–6/30/2031, with a value of $1,095,480)	3.660%	3/2/2026	1,074,000	1,074,000
Citigroup Global Markets Ltd. (Dated 2/25/2026, Repurchase Value $1,785,273, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 7/31/2030–6/30/2031, with a value of $1,819,680)	3.670%	3/4/2026	1,784,000	1,784,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $967,296, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 3/19/2026–2/15/2056, with a value of $986,340)	3.670%	3/2/2026	967,000	967,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $91,028, collateralized by U.S. Treasury Obligations 0.375%–4.375%, 4/30/2026–11/15/2049, with a value of $92,820)	3.660%	3/2/2026	91,000	91,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/24/2026, Repurchase Value $198,141, collateralized by U.S. Treasury Obligations 0.000%–6.125%, 3/10/2026–2/15/2056, with a value of $201,960)	3.660%	3/3/2026	198,000	198,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/24/2026, Repurchase Value $99,070, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 5/19/2026–2/15/2051, with a value of $100,980)	3.660%	3/3/2026	99,000	99,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/25/2026, Repurchase Value $98,070, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 4/15/2026–2/15/2054, with a value of $99,960)	3.670%	3/4/2026	98,000	98,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $288,206, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 7/15/2026–11/15/2045, with a value of $293,760)	3.670%	3/6/2026	288,000	288,000
Deutsche Bank AG (Dated 2/27/2026, Repurchase Value $377,114, collateralized by U.S. Treasury Obligations 2.875%–5.375%, 2/15/2031–8/15/2045, with a value of $384,656)	3.630%	3/2/2026	377,000	377,000
Deutsche Bank AG (Dated 2/27/2026, Repurchase Value $82,025, collateralized by U.S. Treasury Obligations 4.625%, 11/15/2055, with a value of $83,666)	3.670%	3/2/2026	82,000	82,000
Deutsche Bank AG (Dated 2/25/2026, Repurchase Value $729,520, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 3/3/2026–5/15/2045, with a value of $744,111)	3.670%	3/4/2026	729,000	729,000
DNB Bank ASA (Dated 2/27/2026, Repurchase Value $157,048, collateralized by U.S. Treasury Obligations 0.375%–4.625%, 5/31/2027–5/31/2030, with a value of $160,140)	3.670%	3/2/2026	157,000	157,000
Fixed Income Clearing Corp. - Northern Trust (Dated 2/27/2026, Repurchase Value $1,819,555, collateralized by U.S. Treasury Obligations 3.125%–4.125%, 7/31/2029–10/31/2029, with a value of $1,855,380)	3.660%	3/2/2026	1,819,000	1,819,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 2/27/2026, Repurchase Value $4,264,304, collateralized by U.S. Treasury Obligations 1.250%–4.500%, 7/31/2031–2/29/2032, with a value of $4,352,523)	3.670%	3/2/2026	4,263,000	4,263,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/27/2026, Repurchase Value $1,815,555, collateralized by U.S. Treasury Obligations 1.375%–3.875%, 6/15/2028–5/15/2043, with a value of $1,851,300)	3.670%	3/2/2026	1,815,000	1,815,000
Goldman Sachs & Co. (Dated 2/27/2026, Repurchase Value $725,221, collateralized by U.S. Treasury Obligations 0.750%–4.250%, 1/15/2027–12/31/2028, with a value of $739,500)	3.660%	3/2/2026	725,000	725,000
4

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs & Co. (Dated 2/27/2026, Repurchase Value $121,036, collateralized by U.S. Treasury Obligations 1.875%, 7/15/2034, with a value of $123,420)	3.550%	3/2/2026	121,000	121,000
Goldman Sachs & Co. (Dated 2/24/2026, Repurchase Value $1,041,741, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 4/15/2028–5/15/2054, with a value of $1,061,820)	3.660%	3/3/2026	1,041,000	1,041,000
HSBC Securities USA Inc. (Dated 2/27/2026, Repurchase Value $183,056, collateralized by U.S. Treasury Obligations 3.750%, 11/15/2043, with a value of $186,660)	3.660%	3/2/2026	183,000	183,000
ING Financial Markets LLC (Dated 2/24/2026, Repurchase Value $99,070, collateralized by U.S. Treasury Obligations 1.750%–4.500%, 5/15/2027–8/15/2053, with a value of $101,052)	3.660%	3/3/2026	99,000	99,000
JP Morgan Securities, LLC (Dated 2/27/2026, Repurchase Value $61,019, collateralized by U.S. Treasury Obligations 2.000%, 2/15/2050, with a value of $62,220)	3.660%	3/2/2026	61,000	61,000
MUFG Securities Canada Ltd. (Dated 2/27/2026, Repurchase Value $183,056, collateralized by U.S. Treasury Obligations 0.500%–4.875%, 1/15/2027–11/15/2055, with a value of $186,717)	3.670%	3/2/2026	183,000	183,000
Natixis SA (Dated 2/27/2026, Repurchase Value $487,149, collateralized by U.S. Treasury Obligations 0.375%–4.500%, 7/15/2027–2/15/2053, with a value of $496,892)	3.660%	3/2/2026	487,000	487,000
Nomura Securities International Inc. (Dated 2/27/2026, Repurchase Value $243,074, collateralized by U.S. Treasury Obligations 1.125%–4.750%, 11/30/2028–8/15/2055, with a value of $247,867)	3.670%	3/2/2026	243,000	243,000
RBC Dominion Securities Inc. (Dated 2/27/2026, Repurchase Value $20,006, collateralized by U.S. Treasury Obligations 0.750%–3.875%, 8/31/2026–5/15/2050, with a value of $20,400)	3.660%	3/2/2026	20,000	20,000
RBC Dominion Securities Inc. (Dated 2/26/2026, Repurchase Value $195,693, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 4/16/2026–11/15/2055, with a value of $198,900)	3.655%	4/2/2026	195,000	195,000
Royal Bank of Canada (Dated 2/10/2026, Repurchase Value $290,213, collateralized by U.S. Treasury Obligations 3.875%, 10/15/2027–8/15/2033, with a value of $293,760)	3.640%	4/27/2026	288,000	288,000
Royal Bank of Canada (Dated 2/11/2026, Repurchase Value $963,367, collateralized by U.S. Treasury Obligations 3.875%–4.500%, 3/31/2027–2/15/2034, with a value of $975,120)	3.650%	4/28/2026	956,000	956,000
Royal Bank of Canada (Dated 2/20/2026, Repurchase Value $140,272, collateralized by U.S. Treasury Obligations 3.500%–4.125%, 8/15/2027–9/30/2030, with a value of $141,780)	3.660%	5/21/2026	139,000	139,000
Royal Bank of Canada (Dated 2/23/2026, Repurchase Value $772,155, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 4/2/2026–11/15/2034, with a value of $780,300)	3.660%	5/26/2026	765,000	765,000
Smbc Nikko Securities America (Dated 2/24/2026, Repurchase Value $298,212, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 4/14/2026–2/15/2053, with a value of $303,960)	3.660%	3/3/2026	298,000	298,000
Societe Generale SA (Dated 2/24/2026, Repurchase Value $198,141, collateralized by U.S. Treasury Obligations 1.625%–2.750%, 8/15/2047–2/15/2052, with a value of $201,960)	3.660%	3/3/2026	198,000	198,000
Societe Generale SA (Dated 2/25/2026, Repurchase Value $294,210, collateralized by U.S. Treasury Obligations 1.125%–3.875%, 8/15/2040–8/15/2049, with a value of $299,880)	3.670%	3/4/2026	294,000	294,000
Societe Generale SA (Dated 2/26/2026, Repurchase Value $449,320, collateralized by U.S. Treasury Obligations 3.500%–4.125%, 1/31/2028–5/31/2032, with a value of $457,980)	3.670%	3/5/2026	449,000	449,000
Societe Generale SA (Dated 2/27/2026, Repurchase Value $384,274, collateralized by U.S. Treasury Obligations 3.375%, 12/31/2027, with a value of $391,680)	3.670%	3/6/2026	384,000	384,000
Standard Chartered Bank (Dated 2/27/2026, Repurchase Value $213,065, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 4/30/2026–5/15/2044, with a value of $217,326)	3.660%	3/2/2026	213,000	213,000
Sumitomo Mitsui Banking Corp. (Dated 2/27/2026, Repurchase Value $1,245,380, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 3/15/2026–8/15/2045, with a value of $1,269,900)	3.660%	3/2/2026	1,245,000	1,245,000
TD Securities (USA) LLC (Dated 2/25/2026, Repurchase Value $98,070, collateralized by U.S. Treasury Obligations 3.625%–4.500%, 5/15/2027–8/15/2028, with a value of $99,960)	3.670%	3/4/2026	98,000	98,000
Wells Fargo Securities LLC (Dated 2/27/2026, Repurchase Value $782,239, collateralized by U.S. Treasury Obligations 2.250%–4.625%, 8/15/2040–5/15/2054, with a value of $797,883)	3.660%	3/2/2026	782,000	782,000
Wells Fargo Securities LLC (Dated 2/25/2026, Repurchase Value $392,280, collateralized by U.S. Treasury Obligations 1.875%–3.625%, 2/15/2032–8/15/2052, with a value of $400,125)	3.670%	3/4/2026	392,000	392,000
Total U.S. Treasury Repurchase Agreements (Cost $32,390,000)				32,390,000
Total Investments (103.6%) (Cost $125,134,222)				125,134,222
Other Assets and Liabilities—Net (-3.6%)				(4,382,199)
Net Assets (100%)				120,752,023
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $92,744,222)	92,744,222
Repurchase Agreements (Cost $32,390,000)	32,390,000
Total Investments in Securities	125,134,222
Investment in Vanguard	2,805
Receivables for Accrued Income	158,924
Receivables for Capital Shares Issued	153,071
Total Assets	125,449,022
Liabilities
Due to Custodian	124
Payables for Investment Securities Purchased	4,524,998
Payables for Capital Shares Redeemed	147,323
Payables for Distributions	20,258
Payables to Vanguard	4,296
Total Liabilities	4,696,999
Net Assets	120,752,023
At February 28, 2026, net assets consisted of:

Paid-in Capital	120,745,324
Total Distributable Earnings (Loss)	6,699
Net Assets	120,752,023

Net Assets
Applicable to 120,732,041,487 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	120,752,023
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest	2,391,883
Total Income	2,391,883
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,365
Management and Administrative	54,953
Marketing and Distribution	3,071
Custodian Fees	437
Shareholders’ Reports	638
Trustees’ Fees and Expenses	33
Other Expenses	7
Total Expenses	60,504
Net Investment Income	2,331,379
Realized Net Gain (Loss) on Investment Securities Sold	3,272
Net Increase (Decrease) in Net Assets Resulting from Operations	2,334,651

See accompanying Notes, which are an integral part of the Financial Statements.
7

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,331,379	5,357,749
Realized Net Gain (Loss)	3,272	3,394
Net Increase (Decrease) in Net Assets Resulting from Operations	2,334,651	5,361,143
Distributions
Total Distributions	(2,331,475)	(5,357,732)
Capital Share Transactions (at $1.00 per share)
Issued	24,632,880	55,018,453
Issued in Lieu of Cash Distributions	2,154,149	4,943,098
Redeemed	(28,792,898)	(57,374,429)
Net Increase (Decrease) from Capital Share Transactions	(2,005,869)	2,587,122
Total Increase (Decrease)	(2,002,693)	2,590,533
Net Assets
Beginning of Period	122,754,716	120,164,183
End of Period	120,752,023	122,754,716

See accompanying Notes, which are an integral part of the Financial Statements.
8

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0191	.0441	.0530	.0435	.0047	.0002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	.0001	(.0006)	.0002	—
Total from Investment Operations	.0191	.0441	.0531	.0429	.0049	.0002
Distributions
Dividends from Net Investment Income	(.0191)	(.0441)	(.0531)	(.0429)	(.0048)	(.0002)
Distributions from Realized Capital Gains	—	—	(.0000)[2]	(.0000)[2]	(.0001)	—
Total Distributions	(.0191)	(.0441)	(.0531)	(.0429)	(.0049)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.93%	4.50%	5.44%	4.38%	0.49%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$120,752	$122,755	$120,164	$108,999	$88,550	$94,883
Ratio of Total Expenses to Average Net Assets[4]	0.10%	0.10%	0.10%[5]	0.10%[5]	0.08%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.85%	4.41%	5.30%	4.35%	0.47%	0.02%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the years ended August 31, 2022 and 2021. For the six months ended February 28, 2026, and the years ended August 31, 2025, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $2,805,000, representing less than 0.01% of the fund’s net assets and 1.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
10

Cash Reserves Federal Money Market Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	125,134,222
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q302 042026
11

Financial Statements
For the six-months ended February 28, 2026
Vanguard Federal Money Market Fund

Contents
Financial Statements	1

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (32.5%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	3.670%	7/1/2026	38,126	38,126
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	4/2/2026	59,821	59,821
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	5/5/2026	101,552	101,553
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	6/23/2026	67,769	67,769
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	7/13/2026	149,000	149,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	7/29/2026	9,195	9,195
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.675%	8/4/2026	22,180	22,180
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	3.680%	4/2/2026	33,788	33,788
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	3.680%	6/5/2026	64,880	64,880
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	3/2/2026	75,495	75,495
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	3/30/2026	150,587	150,587
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.685%	8/20/2026	57,000	57,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.020%	3.690%	3/26/2026	81,242	81,242
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	3.755%	8/7/2026	36,203	36,215
	Federal Farm Credit Discount Notes	3.585%	3/20/2026	70,000	69,867
	Federal Farm Credit Discount Notes	3.864%	4/7/2026	39,500	39,348
	Federal Farm Credit Discount Notes	3.594%	5/29/2026	64,070	63,514
	Federal Farm Credit Discount Notes	3.595%	6/1/2026	30,150	29,880
	Federal Farm Credit Discount Notes	3.599%	6/8/2026	64,070	63,452
	Federal Farm Credit Discount Notes	3.600%	6/11/2026	75,400	74,650
	Federal Home Loan Banks	3.600%	4/27/2026	3,646,000	3,644,918
	Federal Home Loan Banks	3.600%	5/4/2026	1,330,000	1,329,542
	Federal Home Loan Banks	3.600%	5/6/2026	2,000,000	1,999,280
	Federal Home Loan Banks	3.600%	5/11/2026	881,600	881,245
	Federal Home Loan Banks	3.550%	6/9/2026	2,112,865	2,112,074
	Federal Home Loan Banks	3.620%	7/10/2026	3,656,670	3,656,670
	Federal Home Loan Banks	3.620%	7/13/2026	3,478,380	3,478,380
	Federal Home Loan Banks	3.620%	7/14/2026	772,970	772,970
	Federal Home Loan Banks	3.670%	8/20/2026	924,110	924,110
	Federal Home Loan Banks	3.670%	8/21/2026	1,853,985	1,853,980
	Federal Home Loan Banks	3.670%	8/21/2026	925,000	925,000
[3]	Federal Home Loan Banks	3.743%	9/2/2026	787,695	787,695
[3]	Federal Home Loan Banks	3.741%	9/3/2026	2,157,370	2,157,370
[3]	Federal Home Loan Banks	3.742%	9/3/2026	770,490	770,490
[3]	Federal Home Loan Banks	3.735%	9/4/2026	2,582,970	2,582,970
	Federal Home Loan Banks Discount Notes	3.838%–4.016%	3/2/2026	1,681,949	1,681,772
	Federal Home Loan Banks Discount Notes	3.573%–4.012%	3/4/2026	2,616,367	2,615,557
	Federal Home Loan Banks Discount Notes	3.484%	3/5/2026	246,781	246,683
	Federal Home Loan Banks Discount Notes	3.487%–3.818%	3/6/2026	2,499,986	2,498,727
	Federal Home Loan Banks Discount Notes	3.315%–3.425%	3/10/2026	1,049,311	1,048,374
	Federal Home Loan Banks Discount Notes	3.455%–3.818%	3/11/2026	2,598,357	2,595,725
	Federal Home Loan Banks Discount Notes	3.541%–3.615%	3/13/2026	429,173	428,661
	Federal Home Loan Banks Discount Notes	3.543%–3.827%	3/18/2026	1,430,010	1,427,520
	Federal Home Loan Banks Discount Notes	3.522%–3.827%	3/19/2026	1,495,507	1,492,778
	Federal Home Loan Banks Discount Notes	3.554%–3.809%	3/20/2026	826,303	824,673
	Federal Home Loan Banks Discount Notes	3.684%	3/23/2026	725,174	723,565
	Federal Home Loan Banks Discount Notes	3.563%–3.653%	3/25/2026	995,557	993,159
	Federal Home Loan Banks Discount Notes	3.475%–3.686%	3/27/2026	1,086,880	1,084,043
	Federal Home Loan Banks Discount Notes	3.807%–3.813%	3/30/2026	1,806,641	1,801,237
	Federal Home Loan Banks Discount Notes	3.814%	3/31/2026	311,156	310,189
	Federal Home Loan Banks Discount Notes	3.581%	4/1/2026	505,961	504,375
	Federal Home Loan Banks Discount Notes	3.454%–3.704%	4/6/2026	1,002,210	998,566
	Federal Home Loan Banks Discount Notes	3.466%–3.704%	4/8/2026	2,022,395	2,014,627
	Federal Home Loan Banks Discount Notes	3.807%	4/9/2026	65,091	64,828
	Federal Home Loan Banks Discount Notes	3.574%–3.646%	4/10/2026	3,332,000	3,318,759
	Federal Home Loan Banks Discount Notes	3.799%	4/13/2026	65,091	64,802
	Federal Home Loan Banks Discount Notes	3.576%–3.646%	4/15/2026	1,485,518	1,478,874
	Federal Home Loan Banks Discount Notes	3.606%–3.646%	4/17/2026	1,529,996	1,522,743
	Federal Home Loan Banks Discount Notes	3.613%–3.623%	4/22/2026	337,744	335,983
	Federal Home Loan Banks Discount Notes	3.518%–3.636%	4/24/2026	798,071	793,754
	Federal Home Loan Banks Discount Notes	3.669%	5/1/2026	142,982	142,104
	Federal Home Loan Banks Discount Notes	3.628%	5/6/2026	745,944	740,987
	Federal Home Loan Banks Discount Notes	3.586%–3.671%	5/8/2026	737,089	732,046
	Federal Home Loan Banks Discount Notes	3.553%	5/11/2026	616,953	612,646
	Federal Home Loan Banks Discount Notes	3.664%–3.674%	5/15/2026	319,320	316,909
	Federal Home Loan Banks Discount Notes	3.664%	5/22/2026	1,275,000	1,264,487
	Federal Home Loan Banks Discount Notes	3.661%	5/27/2026	261,504	259,218
	Federal Home Loan Banks Discount Notes	3.658%–3.659%	5/29/2026	515,062	510,459
	Federal Home Loan Banks Discount Notes	3.677%	6/3/2026	75,639	74,925
	Federal Home Loan Banks Discount Notes	3.694%–3.708%	6/10/2026	499,819	494,765
	Federal Home Loan Banks Discount Notes	3.576%–3.588%	6/12/2026	245,606	243,124

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	3.584%–3.673%	6/17/2026	453,847	448,978
	Federal Home Loan Banks Discount Notes	3.520%–3.675%	6/22/2026	323,197	319,595
	Federal Home Loan Banks Discount Notes	3.522%	6/24/2026	84,345	83,399
	Federal Home Loan Banks Discount Notes	3.524%–3.668%	6/26/2026	347,363	343,363
	Federal Home Loan Banks Discount Notes	3.564%	7/1/2026	310,758	307,051
	Federal Home Loan Banks Discount Notes	3.539%–3.623%	7/8/2026	464,237	458,356
	Federal Home Loan Banks Discount Notes	3.540%	7/9/2026	563,839	556,641
	Federal Home Loan Banks Discount Notes	3.626%	7/14/2026	429,790	424,093
	Federal Home Loan Banks Discount Notes	3.627%	7/16/2026	429,790	424,008
	Federal Home Loan Banks Discount Notes	3.547%–3.624%	7/17/2026	236,237	233,039
	Federal Home Loan Banks Discount Notes	3.639%	7/22/2026	61,726	60,857
	Federal Home Loan Banks Discount Notes	3.568%–3.629%	8/14/2026	228,772	225,043
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	1,514,130	1,514,130
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	1,428,530	1,428,530
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	949,600	949,600
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	925,855	925,855
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	775,450	775,450
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	626,600	626,600
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	373,950	373,950
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	373,695	373,695
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	309,995	309,995
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	308,760	308,760
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	231,800	231,800
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	186,875	186,875
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	155,090	155,090
[2]	Federal Home Loan Banks, SOFR - 0.005%	3.665%	3/2/2026	154,950	154,950
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	1,364,930	1,364,930
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	1,223,690	1,223,690
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	979,580	979,580
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	973,935	973,935
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	661,570	661,570
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	637,320	637,320
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	620,300	620,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	617,520	617,520
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	617,205	617,205
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	606,615	606,615
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	464,995	464,995
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	464,990	464,990
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	464,540	464,540
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	463,750	463,750
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	462,930	462,930
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	429,790	429,790
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	429,790	429,790
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	378,535	378,535
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	373,755	373,755
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	314,670	314,670
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	308,645	308,645
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	186,875	186,875
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	151,650	151,650
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	61,835	61,835
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/2/2026	46,375	46,375
[2,3]	Federal Home Loan Banks, SOFR + 0.000%	3.670%	3/3/2026	756,185	756,185
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,992,180	1,992,180
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,555,990	1,555,990
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,554,675	1,554,675
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,402,180	1,402,178
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,213,230	1,213,230
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,159,725	1,159,725
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,105,910	1,105,910
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	1,103,920	1,103,920
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	790,655	790,655
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	762,000	762,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	649,290	649,290
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	633,715	633,715
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	620,360	620,360
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	596,430	596,430
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	573,000	573,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	504,295	504,295
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	502,570	502,570
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	486,335	486,335
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	440,000	440,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	387,920	387,920
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	373,875	373,875
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	313,770	313,770
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	311,195	311,195
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	309,980	309,980
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	181,080	181,075
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	154,990	154,990
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	154,985	154,985
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	129,000	129,003
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	93,105	93,103
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.675%	3/2/2026	91,000	91,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	1,000,000	1,000,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	620,180	620,180

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	618,370	618,370
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	606,615	606,615
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	573,000	573,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	378,550	378,550
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	351,000	351,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	286,000	286,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	154,380	154,380
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	132,320	132,320
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.680%	3/2/2026	108,445	108,445
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.685%	3/2/2026	155,100	155,100
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.685%	3/2/2026	152,870	152,870
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	155,715	155,715
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	155,000	155,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.690%	3/2/2026	152,395	152,395
[2]	Federal Home Loan Banks, SOFR + 0.150%	3.820%	3/2/2026	748,315	748,315
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	801,760	801,760
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	586,000	586,000
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	449,280	449,280
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.850%	3/2/2026	449,280	449,280
[3,4]	Federal Home Loan Mortgage Corp.	3.735%	9/4/2026	1,058,398	1,058,398
[2,4]	Federal National Mortgage Association, SOFR + 0.140%	3.810%	12/11/2026	107,179	107,179
[4]	Freddie Mac Discount Notes	3.753%	3/2/2026	91,077	91,068
[4]	Freddie Mac Discount Notes	3.548%	3/18/2026	49,115	49,032
Total U.S. Government Agency Debt (Cost $121,775,184)					121,775,184
U.S. Treasury Debt (40.1%)
	United States Treasury Bill	3.528%–3.691%	3/5/2026	6,029,959	6,027,483
	United States Treasury Bill	3.533%	3/12/2026	4,432,816	4,427,893
	United States Treasury Bill	3.370%	3/17/2026	3,805,338	3,799,250
	United States Treasury Bill	3.526%–3.538%	3/19/2026	6,019,529	6,008,663
	United States Treasury Bill	3.665%	3/24/2026	2,455,367	2,449,485
	United States Treasury Bill	3.487%	3/26/2026	183,000	182,548
	United States Treasury Bill	3.403%	3/31/2026	4,054,062	4,041,781
	United States Treasury Bill	3.497%–3.538%	4/2/2026	8,790,065	8,761,870
	United States Treasury Bill	3.398%–3.556%	4/7/2026	11,166,553	11,124,914
	United States Treasury Bill	3.533%–3.756%	4/9/2026	9,310,952	9,274,167
	United States Treasury Bill	3.398%–3.527%	4/14/2026	9,462,490	9,420,691
	United States Treasury Bill	3.536%–3.766%	4/16/2026	5,298,086	5,273,668
	United States Treasury Bill	3.398%–3.457%	4/21/2026	10,854,058	10,799,135
	United States Treasury Bill	3.398%–3.472%	4/28/2026	13,538,955	13,461,892
	United States Treasury Bill	3.457%	5/5/2026	5,700,000	5,663,567
	United States Treasury Bill	3.761%	5/7/2026	3,698,000	3,672,535
	United States Treasury Bill	3.428%	5/12/2026	3,801,000	3,774,317
	United States Treasury Bill	3.566%	5/14/2026	3,764,000	3,736,146
	United States Treasury Bill	3.688%	5/21/2026	262,800	260,648
	United States Treasury Bill	3.497%	5/26/2026	3,764,000	3,731,809
	United States Treasury Bill	3.709%	5/28/2026	3,717,000	3,683,654
	United States Treasury Bill	3.507%	6/2/2026	1,878,000	1,860,583
	United States Treasury Bill	3.691%–3.694%	6/4/2026	2,973,759	2,945,237
	United States Treasury Bill	3.637%	6/11/2026	7,484,716	7,408,796
	United States Treasury Bill	3.549%	6/18/2026	2,796,000	2,766,412
	United States Treasury Bill	3.519%	6/25/2026	1,250,993	1,236,945
	United States Treasury Bill	3.534%	7/2/2026	1,849,168	1,827,055
	United States Treasury Bill	3.544%	7/16/2026	1,896,000	1,870,818
	United States Treasury Bill	3.580%	7/30/2026	3,758,000	3,702,436
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	3.773%	3/3/2026	393,000	392,987
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.782%	3/3/2026	1,876,678	1,875,586
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	3.805%	3/3/2026	2,731,013	2,730,755
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	3.828%	3/3/2026	456,769	457,225
	United States Treasury Note/Bond	0.750%	5/31/2026	124,431	123,536
	United States Treasury Note/Bond	2.125%	5/31/2026	324,721	323,479
	United States Treasury Note/Bond	4.875%	5/31/2026	983,240	985,933
Total U.S. Treasury Debt (Cost $150,083,899)					150,083,899
U.S. Treasury Repurchase Agreements (31.0%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 2/27/2026, Repurchase Value $3,852,175, collateralized by U.S. Treasury Obligations 1.250%–4.625%, 8/15/2026–2/15/2053, with a value of $3,928,020)	3.660%	3/2/2026	3,851,000	3,851,000
	Banco Santander SA (Dated 2/27/2026, Repurchase Value $1,204,367, collateralized by U.S. Treasury Obligations 0.125%–6.625%, 12/31/2026–2/15/2054, with a value of $1,228,080)	3.660%	3/2/2026	1,204,000	1,204,000
	Bank of Montreal (Dated 2/27/2026, Repurchase Value $72,022, collateralized by U.S. Treasury Obligations 2.875%–4.375%, 8/15/2043–11/15/2052, with a value of $73,440)	3.660%	3/2/2026	72,000	72,000
	Bank of Nova Scotia (Dated 2/27/2026, Repurchase Value $1,205,368, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 3/15/2026–2/15/2055, with a value of $1,229,100)	3.660%	3/2/2026	1,205,000	1,205,000
	Barclays Bank plc (Dated 2/27/2026, Repurchase Value $2,412,738, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 3/31/2026–5/15/2049, with a value of $2,460,240)	3.670%	3/2/2026	2,412,000	2,412,000
	Barclays Bank plc (Dated 2/27/2026, Repurchase Value $23,989, collateralized by U.S. Treasury Obligations 2.000%–3.875%, 5/15/2043–8/15/2052, with a value of $24,462)	3.670%	3/2/2026	23,982	23,982

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barclays Bank plc (Dated 1/29/2026, Repurchase Value $2,442,105, collateralized by U.S. Treasury Obligations 0.750%–5.250%, 6/30/2026–8/15/2055, with a value of $2,478,600)	3.660%	3/19/2026	2,430,000	2,430,000
BNP Paribas Securities Corp. (Dated 1/22/2026, Repurchase Value $1,656,027, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 7/15/2031–8/15/2035, with a value of $1,678,920)	3.655%	3/23/2026	1,646,000	1,646,000
BNP Paribas Securities Corp. (Dated 1/21/2026, Repurchase Value $929,723, collateralized by U.S. Treasury Obligations 1.625%–4.000%, 7/31/2029–11/30/2030, with a value of $942,480)	3.655%	3/23/2026	924,000	924,000
BNP Paribas Securities Corp. (Dated 1/30/2026, Repurchase Value $3,024,006, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 7/15/2031–2/15/2055, with a value of $3,066,120)	3.655%	3/30/2026	3,006,000	3,006,000
BNP Paribas Securities Corp. (Dated 1/28/2026, Repurchase Value $1,461,986, collateralized by U.S. Treasury Obligations 0.125%–4.125%, 7/31/2031–7/15/2034, with a value of $1,482,060)	3.650%	3/30/2026	1,453,000	1,453,000
BNP Paribas Securities Corp. (Dated 2/3/2026, Repurchase Value $623,656, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 4/30/2027–2/15/2040, with a value of $632,400)	3.660%	4/2/2026	620,000	620,000
BNP Paribas Securities Corp. (Dated 2/9/2026, Repurchase Value $626,717, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 1/15/2027–2/15/2048, with a value of $635,460)	3.640%	4/9/2026	623,000	623,000
BNP Paribas Securities Corp. (Dated 2/17/2026, Repurchase Value $1,121,679, collateralized by U.S. Treasury Obligations 0.125%–4.125%, 3/31/2027–5/15/2032, with a value of $1,137,300)	3.655%	4/17/2026	1,115,000	1,115,000
BNP Paribas Securities Corp. (Dated 2/23/2026, Repurchase Value $1,738,393, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 10/15/2029–5/15/2035, with a value of $1,762,560)	3.670%	4/23/2026	1,728,000	1,728,000
BNP Paribas Securities Corp. (Dated 2/24/2026, Repurchase Value $619,700, collateralized by U.S. Treasury Obligations 0.500%–4.875%, 4/30/2026–11/15/2050, with a value of $628,320)	3.665%	4/24/2026	616,000	616,000
BNP Paribas Securities Corp. (Dated 2/27/2026, Repurchase Value $1,197,128, collateralized by U.S. Treasury Obligations 0.125%–6.750%, 3/31/2026–2/15/2049, with a value of $1,213,800)	3.655%	4/27/2026	1,190,000	1,190,000
Canadian Imperial Bank of Commerce (Dated 2/23/2026, Repurchase Value $455,648, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 3/12/2026–2/15/2056, with a value of $464,100)	3.660%	3/9/2026	455,000	455,000
Canadian Imperial Bank of Commerce (Dated 1/29/2026, Repurchase Value $3,663,158, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 3/12/2026–2/15/2056, with a value of $3,717,900)	3.660%	3/19/2026	3,645,000	3,645,000
Canadian Imperial Bank of Commerce (Dated 2/17/2026, Repurchase Value $748,463, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 3/31/2026–2/15/2055, with a value of $758,880)	3.660%	4/17/2026	744,000	744,000
Citigroup Global Markets Ltd. (Dated 2/27/2026, Repurchase Value $4,300,311, collateralized by U.S. Treasury Obligations 1.625%–4.375%, 9/30/2029–6/30/2030, with a value of $4,384,980)	3.660%	3/2/2026	4,299,000	4,299,000
Citigroup Global Markets Ltd. (Dated 2/25/2026, Repurchase Value $5,537,949, collateralized by U.S. Treasury Obligations 1.875%–4.875%, 10/31/2028–4/15/2029, with a value of $5,644,680)	3.670%	3/4/2026	5,534,000	5,534,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $3,872,184, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 3/31/2026–2/15/2055, with a value of $3,948,420)	3.670%	3/2/2026	3,871,000	3,871,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $362,110, collateralized by U.S. Treasury Obligations 0.375%–4.625%, 4/30/2026–2/15/2055, with a value of $369,240)	3.660%	3/2/2026	362,000	362,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/24/2026, Repurchase Value $616,438, collateralized by U.S. Treasury Obligations 0.125%–4.375%, 4/15/2026–11/15/2047, with a value of $628,320)	3.660%	3/3/2026	616,000	616,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/24/2026, Repurchase Value $308,219, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 3/3/2026–2/15/2053, with a value of $314,160)	3.660%	3/3/2026	308,000	308,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/25/2026, Repurchase Value $304,217, collateralized by U.S. Treasury Obligations 0.125%–4.375%, 4/15/2026–2/15/2048, with a value of $310,080)	3.670%	3/4/2026	304,000	304,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/27/2026, Repurchase Value $892,637, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 3/31/2026–2/15/2055, with a value of $909,840)	3.670%	3/6/2026	892,000	892,000
Deutsche Bank AG (Dated 2/27/2026, Repurchase Value $1,511,457, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 4/15/2026–2/15/2035, with a value of $1,541,686)	3.630%	3/2/2026	1,511,000	1,511,000
Deutsche Bank AG (Dated 2/27/2026, Repurchase Value $329,101, collateralized by U.S. Treasury Obligations 3.000%–4.625%, 11/15/2045–2/15/2053, with a value of $335,683)	3.670%	3/2/2026	329,000	329,000
Deutsche Bank AG (Dated 2/25/2026, Repurchase Value $2,264,615, collateralized by U.S. Treasury Obligations 0.625%–4.125%, 12/31/2027–8/31/2032, with a value of $2,309,907)	3.670%	3/4/2026	2,263,000	2,263,000
DNB Bank ASA (Dated 2/27/2026, Repurchase Value $628,192, collateralized by U.S. Treasury Obligations 0.625%–4.625%, 6/30/2026–5/31/2030, with a value of $640,560)	3.670%	3/2/2026	628,000	628,000
Fixed Income Clearing Corp. - Northern Trust (Dated 2/27/2026, Repurchase Value $7,283,221, collateralized by U.S. Treasury Obligations 1.625%–4.625%, 10/31/2029–2/15/2034, with a value of $7,426,620)	3.660%	3/2/2026	7,281,000	7,281,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 2/27/2026, Repurchase Value $17,053,214, collateralized by U.S. Treasury Obligations 2.750%–4.625%, 2/29/2032–2/15/2036, with a value of $17,406,008)	3.670%	3/2/2026	17,048,000	17,048,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/27/2026, Repurchase Value $7,254,218, collateralized by U.S. Treasury Obligations 1.125%–4.625%, 7/15/2027–5/15/2048, with a value of $7,397,040)	3.670%	3/2/2026	7,252,000	7,252,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs & Co. (Dated 2/27/2026, Repurchase Value $2,903,885, collateralized by U.S. Treasury Obligations 0.125%–3.875%, 10/15/2026–2/15/2054, with a value of $2,961,060)	3.660%	3/2/2026	2,903,000	2,903,000
Goldman Sachs & Co. (Dated 2/27/2026, Repurchase Value $488,144, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 3/31/2027–5/15/2051, with a value of $497,760)	3.550%	3/2/2026	488,000	488,000
Goldman Sachs & Co. (Dated 2/24/2026, Repurchase Value $3,236,302, collateralized by U.S. Treasury Obligations 2.000%–4.125%, 2/15/2028–8/15/2051, with a value of $3,298,680)	3.660%	3/3/2026	3,234,000	3,234,000
HSBC Securities USA Inc. (Dated 2/27/2026, Repurchase Value $732,223, collateralized by U.S. Treasury Obligations 3.875%–4.000%, 5/31/2030–2/15/2043, with a value of $746,640)	3.660%	3/2/2026	732,000	732,000
ING Financial Markets LLC (Dated 2/24/2026, Repurchase Value $308,219, collateralized by U.S. Treasury Obligations 0.375%–5.000%, 10/31/2026–5/15/2055, with a value of $314,384)	3.660%	3/3/2026	308,000	308,000
JP Morgan Securities, LLC (Dated 2/27/2026, Repurchase Value $243,074, collateralized by U.S. Treasury Obligations 2.250%, 8/15/2049, with a value of $247,860)	3.660%	3/2/2026	243,000	243,000
MUFG Securities Canada Ltd. (Dated 2/27/2026, Repurchase Value $732,224, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 4/9/2026–5/15/2055, with a value of $746,868)	3.670%	3/2/2026	732,000	732,000
Natixis SA (Dated 2/27/2026, Repurchase Value $1,953,596, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 4/30/2026–2/15/2053, with a value of $1,992,668)	3.660%	3/2/2026	1,953,000	1,953,000
Nomura Securities International Inc. (Dated 2/27/2026, Repurchase Value $977,299, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 8/31/2026–11/15/2054, with a value of $996,543)	3.670%	3/2/2026	977,000	977,000
RBC Dominion Securities Inc. (Dated 2/27/2026, Repurchase Value $81,025, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 3/26/2026–2/15/2056, with a value of $82,620)	3.660%	3/2/2026	81,000	81,000
RBC Dominion Securities Inc. (Dated 2/26/2026, Repurchase Value $607,150, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 3/17/2026–2/15/2053, with a value of $617,100)	3.655%	4/2/2026	605,000	605,000
Royal Bank of Canada (Dated 2/10/2026, Repurchase Value $899,862, collateralized by U.S. Treasury Obligations 0.500%–4.250%, 6/30/2027–8/15/2034, with a value of $910,860)	3.640%	4/27/2026	893,000	893,000
Royal Bank of Canada (Dated 2/11/2026, Repurchase Value $2,994,901, collateralized by U.S. Treasury Obligations 0.250%–4.875%, 3/31/2026–2/15/2053, with a value of $3,031,440)	3.650%	4/28/2026	2,972,000	2,972,000
Royal Bank of Canada (Dated 2/20/2026, Repurchase Value $436,962, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 3/31/2026–11/15/2050, with a value of $441,660)	3.660%	5/21/2026	433,000	433,000
Royal Bank of Canada (Dated 2/23/2026, Repurchase Value $2,398,224, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 3/31/2026–11/15/2054, with a value of $2,423,520)	3.660%	5/26/2026	2,376,000	2,376,000
Smbc Nikko Securities America (Dated 2/24/2026, Repurchase Value $924,658, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 4/15/2026–2/15/2050, with a value of $942,480)	3.660%	3/3/2026	924,000	924,000
Societe Generale SA (Dated 2/24/2026, Repurchase Value $616,438, collateralized by U.S. Treasury Obligations 3.375%–4.000%, 9/15/2027–2/28/2030, with a value of $628,320)	3.660%	3/3/2026	616,000	616,000
Societe Generale SA (Dated 2/25/2026, Repurchase Value $913,652, collateralized by U.S. Treasury Obligations 3.500%–4.500%, 10/31/2027–1/31/2033, with a value of $931,260)	3.670%	3/4/2026	913,000	913,000
Societe Generale SA (Dated 2/26/2026, Repurchase Value $1,390,992, collateralized by U.S. Treasury Obligations 0.500%–4.875%, 3/31/2026–11/15/2033, with a value of $1,417,800)	3.670%	3/5/2026	1,390,000	1,390,000
Societe Generale SA (Dated 2/27/2026, Repurchase Value $1,190,849, collateralized by U.S. Treasury Obligations 0.375%–4.625%, 5/15/2027–5/15/2033, with a value of $1,213,800)	3.670%	3/6/2026	1,190,000	1,190,000
Standard Chartered Bank (Dated 2/27/2026, Repurchase Value $855,261, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 3/31/2026–2/15/2050, with a value of $872,366)	3.660%	3/2/2026	855,000	855,000
Sumitomo Mitsui Banking Corp. (Dated 2/27/2026, Repurchase Value $4,985,520, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 4/15/2026–5/15/2034, with a value of $5,083,680)	3.660%	3/2/2026	4,984,000	4,984,000
TD Securities (USA) LLC (Dated 2/25/2026, Repurchase Value $304,217, collateralized by U.S. Treasury Obligations 1.250%–4.625%, 3/31/2028–11/15/2034, with a value of $310,080)	3.670%	3/4/2026	304,000	304,000
Wells Fargo Securities LLC (Dated 2/27/2026, Repurchase Value $3,131,955, collateralized by U.S. Treasury Obligations 1.125%–5.000%, 5/15/2037–5/15/2055, with a value of $3,194,594)	3.660%	3/2/2026	3,131,000	3,131,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo Securities LLC (Dated 2/25/2026, Repurchase Value $1,217,868, collateralized by U.S. Treasury Obligations 1.000%–4.625%, 11/30/2026–7/31/2028, with a value of $1,242,226)	3.670%	3/4/2026	1,217,000	1,217,000
Total U.S. Treasury Repurchase Agreements (Cost $115,914,982)				115,914,982
Total Investments (103.6%) (Cost $387,774,065)				387,774,065
Other Assets and Liabilities—Net (-3.6%)				(13,553,470)
Net Assets (100%)				374,220,595
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $271,859,083)	271,859,083
Repurchase Agreements (Cost $115,914,982)	115,914,982
Total Investments in Securities	387,774,065
Investment in Vanguard	8,695
Receivables for Accrued Income	428,348
Receivables for Capital Shares Issued	306,930
Other Assets	10,500
Total Assets	388,528,538
Liabilities
Due to Custodian	738
Payables for Investment Securities Purchased	14,032,449
Payables for Capital Shares Redeemed	240,285
Payables for Distributions	19,807
Payables to Vanguard	14,664
Total Liabilities	14,307,943
Net Assets	374,220,595
At February 28, 2026, net assets consisted of:

Paid-in Capital	374,202,955
Total Distributable Earnings (Loss)	17,640
Net Assets	374,220,595

Net Assets
Applicable to 374,202,445,219 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	374,220,595
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest	7,273,446
Total Income	7,273,446
Expenses
The Vanguard Group—Note C
Investment Advisory Services	4,190
Management and Administrative	178,520
Marketing and Distribution	14,753
Custodian Fees	1,132
Shareholders’ Reports	3,997
Trustees’ Fees and Expenses	102
Other Expenses	8
Total Expenses	202,702
Net Investment Income	7,070,744
Realized Net Gain (Loss) on Investment Securities Sold	9,269
Net Increase (Decrease) in Net Assets Resulting from Operations	7,080,013

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,070,744	14,929,522
Realized Net Gain (Loss)	9,269	8,726
Net Increase (Decrease) in Net Assets Resulting from Operations	7,080,013	14,938,248
Distributions
Total Distributions	(7,070,838)	(14,929,477)
Capital Share Transactions (at $1.00 per share)
Issued	67,906,946	152,843,439
Issued in Lieu of Cash Distributions	6,827,281	14,329,536
Redeemed	(62,192,531)	(115,910,939)
Net Increase (Decrease) from Capital Share Transactions	12,541,696	51,262,036
Total Increase (Decrease)	12,550,871	51,270,807
Net Assets
Beginning of Period	361,669,724	310,398,917
End of Period	374,220,595	361,669,724

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0190	.0439	.0529	.0432	.0050	.0002
Net Realized and Unrealized Gain (Loss) on Investments	.0001	.0001	—	(.0005)	(.0002)	—
Total from Investment Operations	.0191	.0440	.0529	.0427	.0048	.0002
Distributions
Dividends from Net Investment Income	(.0191)	(.0440)	(.0529)	(.0427)	(.0048)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0191)	(.0440)	(.0529)	(.0427)	(.0048)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.92%	4.49%	5.42%	4.36%	0.48%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$374,221	$361,670	$310,399	$259,989	$216,541	$194,385
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%[4]	0.11%[4]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.84%	4.39%	5.29%	4.32%	0.50%	0.02%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the years ended August 31, 2022 and 2021. For the six months ended February 28, 2026, and the years ended August 31, 2025, 2024, and 2023, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $8,695,000, representing less than 0.01% of the fund’s net assets and 3.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	387,774,065
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q332 042026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Cash Reserves Federal Money Market Fund and Federal Money Market Fund

A majority of independent trustees of the board of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

*By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.